T. ROWE PRICE Floating Rate Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 87.8% (1)
Aerospace & Defense 1.4%
Dynasty Acquisition, FRN, 1M USD LIBOR + 3.50%, 3.754%,
4/6/26  12,034 11,618
Peraton, FRN, 1M USD LIBOR + 3.75%, 2/1/28 (2) 14,120 14,173
Peraton, FRN, 3M USD LIBOR + 0.00%, 2/1/29 (2)(3) 4,645 4,663
TransDigm, FRN, 1M USD LIBOR + 2.25%, 2.365%, 12/9/25  8,359 8,245
38,699
Airlines 2.8%
American Airlines, FRN, 3M USD LIBOR + 1.75%, 1.878%,
6/27/25 (2) 7,810 7,064
American Airlines, FRN, 3M USD LIBOR + 2.00%, 2.112%,
12/15/23 (2) 10,491 9,894
Mileage Plus Holdings, FRN, 1M USD LIBOR + 5.25%, 6.25%,
6/21/27  40,015 42,668
SkyMiles IP, FRN, 3M USD LIBOR + 3.75%, 4.75%, 10/20/27 (2) 18,735 19,816
79,442
Automotive 3.0%
Adient U.S., FRN, 3M USD LIBOR + 4.25%, 4.384%, 5/6/24 (2) 4,040 4,051
Clarios Global, FRN, 3M USD LIBOR + 3.50%, 3.615%, 4/30/26  26,325 26,341
LS Group OpCo Acquistion, FRN, 1M USD LIBOR + 3.50%, 4.25%,
11/2/27  5,485 5,492
Mavis Tire Express Services, FRN, 1M USD LIBOR + 4.00%,
5.00%, 3/20/25 (2) 6,605 6,626
Mavis Tire Express Services, FRN, 3M USD LIBOR + 3.25%,
3.504%, 3/20/25  6,683 6,634
Navistar, FRN, 3M USD LIBOR + 3.50%, 3.62%, 11/6/24  5,356 5,355
Tenneco, FRN, 3M USD LIBOR + 3.00%, 3.115%, 10/1/25  11,627 11,392
Truck Hero, FRN, 1M USD LIBOR + 3.75%, 4.50%, 1/31/28  4,830 4,834
Wand NewCo 3, FRN, 1M USD LIBOR + 3.00%, 3.115%, 2/5/26 (2) 5,521 5,480
Wheel Pros, FRN, 1M USD LIBOR + 5.25%, 6.25%, 11/10/27 (2) 9,565 9,541
85,746
Broadcasting 2.1%
Clear Channel Outdoor Holdings, FRN, 1M USD LIBOR + 3.50%,
3.711%, 8/21/26  8,126 7,897
Diamond Sports Group, FRN, 1M USD LIBOR + 3.25%, 3.37%,
8/24/26  3,213 2,409
EW Scripps, FRN, 1M USD LIBOR + 3.00%, 3.75%, 1/7/28  11,070 11,079
iHeartCommunications, FRN, 1M USD LIBOR + 4.00%, 4.75%,
5/1/26  2,706 2,712
NEP Group, FRN, 3M USD LIBOR + 3.25%, 3.365%, 10/20/25 (2) 6,800 6,611
NEP Group, FRN, 3M USD LIBOR + 7.00%, 7.115%, 10/19/26  3,790 3,474
Nexstar Broadcasting, FRN, 1M USD LIBOR + 2.75%, 2.873%,
9/18/26  2,743 2,746

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
Nexstar Broadcasting, FRN, 3M USD LIBOR + 2.25%, 2.365%,
1/17/24 (2) 4,640 4,634
Nielsen Finance, FRN, 1M USD LIBOR + 3.75%, 4.75%, 6/4/25 (2) 1,962 1,978
Terrier Media Buyer, FRN, 1M USD LIBOR + 3.50%, 3.615%,
12/17/26 (2) 10,839 10,825
Univision Communications, FRN, 3M USD LIBOR + 2.75%, 3.75%,
3/15/24  5,730 5,718
60,083
Building Products 0.8%
CP Atlas Buyer, FRN, 1M USD LIBOR + 3.75%, 4.25%, 11/23/27  5,285 5,282
LEB Holdings USA, FRN, 1M USD LIBOR + 4.00%, 4.75%,
11/2/27 (2) 3,435 3,442
Park River Holdings, FRN, 1M USD LIBOR + 3.25%, 4.00%,
12/28/27  5,685 5,691
Quikrete Holdings, FRN, 1M USD LIBOR + 2.50%, 2.615%, 2/1/27  2,737 2,729
SRS Distribution, FRN, 3M USD LIBOR + 3.00%, 3.115%, 5/23/25  4,316 4,282
21,426
Cable Operators 1.0%
Altice France, FRN, 3M USD LIBOR + 4.00%, 4.198%, 8/14/26  7,911 7,896
Cablevision Lightpath, FRN, 1M USD LIBOR + 3.25%, 3.75%,
11/30/27  5,612 5,621
Eagle Broadband Investments, FRN, 1M USD LIBOR + 3.00%,
3.75%, 11/12/27  6,960 6,986
Radiate Holdco, FRN, 1M USD LIBOR + 3.50%, 4.25%, 9/25/26  8,366 8,391
28,894
Chemicals 2.4%
Aruba Investments Holdings, FRN, 1M USD LIBOR + 4.00%,
4.75%, 11/24/27  6,350 6,413
Aruba Investments Holdings, FRN, 1M USD LIBOR + 7.75%,
8.50%, 11/24/28  4,405 4,423
ASP Chromaflo Intermediate Holdings, FRN, 3M USD LIBOR +
3.50%, 4.50%, 11/20/23 (3) 2,367 2,367
ASP Unifrax Holdings, FRN, 3M USD LIBOR + 3.75%, 4.004%,
12/12/25 (2) 5,581 5,323
Cyanco Intermediate, FRN, 3M USD LIBOR + 3.50%, 3.615%,
3/16/25 (2) 5,738 5,730
Diamond BC, FRN, 1M USD LIBOR + 5.00%, 6.00%, 9/6/24  4,495 4,483
Diamond BC, FRN, 3M USD LIBOR + 3.00%, 3.115%, 9/6/24  11,006 10,938
Encapsys, FRN, 1M USD LIBOR + 3.25%, 4.25%, 11/7/24  10,597 10,597
New Arclin U.S. Holding, FRN, 1M USD LIBOR + 4.00%,
2/14/26 (2)(3) 3,390 3,394
Solenis Holdings, FRN, 3M USD LIBOR + 4.00%, 4.19%,
6/26/25 (2) 6,108 6,109
Solenis International, FRN, 3M USD LIBOR + 8.50%, 8.69%,
6/26/26  7,295 7,289
67,066

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
Consumer Products 2.3%
ABG Intermediate Holdings 2, FRN, 1M USD LIBOR + 3.25%,
4.00%, 9/27/24 (2) 9,601 9,586
ABG Intermediate Holdings 2, FRN, 1M USD LIBOR + 5.25%,
6.25%, 9/27/24  3,438 3,438
Amer Sports Holding, FRN, 3M EURIBOR + 4.50%, 4.50%,
3/30/26 (EUR) (2) 9,050 10,775
Kontoor Brands, FRN, 3M USD LIBOR + 4.25%, 4.365%,
5/15/26 (3) 683 683
Life Time, FRN, 1M USD LIBOR + 4.75%, 5.75%, 12/16/24 (2) 24,845 24,770
New Trojan Parent, FRN, 1M USD LIBOR + 3.25%, 3.75%,
1/21/28 (2) 2,480 2,481
Ozark Holdings, FRN, 1M USD LIBOR + 4.00%, 4.75%,
12/16/27 (2) 3,385 3,393
Resideo Funding, FRN, 1M USD LIBOR + 2.25%, 2.75%, 2/11/28  3,260 3,252
TGP Holdings III, FRN, 3M USD LIBOR + 4.00%, 5.00%, 9/25/24  3,812 3,811
United PF Holdings, FRN, 1M USD LIBOR + 8.50%, 9.50%,
12/30/26 (3) 4,377 4,399
66,588
Container 1.7%
Charter NEX U.S., FRN, 1M USD LIBOR + 4.25%, 5.00%, 12/1/27  23,991 24,171
Flex Acquisition, FRN, 3M USD LIBOR + 3.00%, 3.238%,
6/29/25 (2) 5,099 5,056
Flex Acquisition, FRN, 3M USD LIBOR + 3.00%, 4.00%,
12/29/23 (2) 8,996 8,986
Mauser Packaging Solutions Holding, FRN, 3M USD LIBOR +
3.25%, 3.443%, 4/3/24  9,240 9,076
Proampac PG Borrower, FRN, 1M USD LIBOR + 4.00%, 5.00%,
11/3/25 (2) 1,180 1,183
48,472
Energy 3.2%
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.25%, 6/24/24  24,069 22,951
BCP Raptor II, FRN, 3M USD LIBOR + 4.75%, 4.865%, 11/3/25  13,154 12,407
Citgo Holding, FRN, 1M USD LIBOR + 7.00%, 8.00%, 8/1/23  1,977 1,888
Lucid Energy Group II Borrower, FRN, 3M USD LIBOR + 3.00%,
4.00%, 2/17/25 (2) 16,486 15,840
Medallion Midland Acquisition, FRN, 3M USD LIBOR + 3.25%,
4.25%, 10/30/24  10,219 10,130
Navitas Midstream Midland Basin, FRN, 3M USD LIBOR + 4.50%,
5.50%, 12/13/24  13,496 13,425
Prairie ECI Acquiror, FRN, 3M USD LIBOR + 4.75%, 4.865%,
3/11/26  11,118 10,905
Stonepeak Lonestar Holdings, FRN, 1M USD LIBOR + 4.50%,
4.726%, 10/19/26  4,855 4,859
92,405

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
Entertainment & Leisure 3.1%
Alchemy Copyrights, FRN, 1M USD LIBOR + 3.25%, 4.00%,
8/16/27 (3) 3,776 3,776
Alterra Mountain, FRN, 1M USD LIBOR + 4.50%, 5.50%, 8/1/26  1,451 1,460
Aristocrat International, FRN, 1M USD LIBOR + 3.75%, 4.75%,
10/19/24  3,406 3,423
ClubCorp Holdings, FRN, 3M USD LIBOR + 2.75%, 3.004%,
9/18/24  6,311 5,949
Delta 2, FRN, 3M USD LIBOR + 2.50%, 3.50%, 2/1/24  9,233 9,175
Nascar Holdings, FRN, 3M USD LIBOR + 2.75%, 2.865%,
10/19/26 (2) 2,656 2,653
SeaWorld Parks & Entertainment, FRN, 3M USD LIBOR + 3.00%,
3.75%, 4/1/24  14,062 13,838
UFC Holdings, FRN, 1M USD LIBOR + 3.00%, 3.75%, 4/29/26  46,717 46,761
87,035
Financial 5.3%
Acrisure, FRN, 1M USD LIBOR + 3.50%, 3.615%, 2/15/27  6,098 6,053
Alliant Holdings Intermediate, FRN, 1M USD LIBOR + 3.75%,
4.25%, 11/5/27  7,578 7,586
Apollo Commercial Real Estate Finance, FRN, 3M USD LIBOR +
2.75%, 2.861%, 5/15/26 (3) 2,883 2,811
Aretec Group, FRN, 3M USD LIBOR + 4.25%, 4.365%, 10/1/25 (2) 5,645 5,629
Aretec Group, FRN, 3M USD LIBOR + 8.25%, 8.365%, 10/1/26  25 23
AssuredPartners, FRN, 1M USD LIBOR + 4.50%, 5.50%,
2/12/27 (2) 6,265 6,298
Citadel Securities, FRN, 1M USD LIBOR + 2.50%, 2/2/28 (2) 5,500 5,467
Deerfield Dakota Holding, FRN, 1M USD LIBOR + 3.75%, 4.75%,
4/9/27  5,160 5,186
Edelman Financial Center, FRN, 3M USD LIBOR + 6.75%, 6.865%,
7/20/26  11,025 10,978
EIG Management, FRN, 3M USD LIBOR + 3.75%, 4.50%, 2/24/25  2,339 2,336
GT Polaris, FRN, 1M USD LIBOR + 4.00%, 5.00%, 9/24/27  1,092 1,097
HUB International, FRN, 1M USD LIBOR + 2.75%, 2.965%, 4/25/25  2,785 2,754
HUB International, FRN, 1M USD LIBOR + 3.25%, 4.00%, 4/25/25  36,074 36,191
Hyperion Refinance Sarl, FRN, 1M USD LIBOR + 3.75%, 4.75%,
11/12/27  5,109 5,114
Jane Street Group, FRN, 1M USD LIBOR + 2.75%, 2.865%,
1/26/28 (2) 3,305 3,294
Nexus Buyer, FRN, 1M USD LIBOR + 3.75%, 3.861%, 11/9/26 (2) 3,428 3,418
Ryan Specialty Group, FRN, 1M USD LIBOR + 3.25%, 4.00%,
9/1/27  8,331 8,342
Sedgwick Claims Management Services, FRN, 1M USD LIBOR +
4.25%, 5.25%, 9/3/26  10 10
Sedgwick Claims Management Services, FRN, 3M USD LIBOR +
3.25%, 3.365%, 12/31/25 (2) 4,630 4,594
Tegra118 Wealth Solutions, FRN, 1M USD LIBOR + 4.75%,
4.939%, 2/18/27 (2) 5,396 5,410

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
USI, FRN, 1M USD LIBOR + 4.00%, 4.50%, 12/2/26 (3) 3,292 3,272
USI, FRN, 3M USD LIBOR + 3.00%, 3.254%, 5/16/24  22,582 22,400
VFH Parent, FRN, 1M USD LIBOR + 3.00%, 3.111%, 3/1/26 (2) 3,803 3,810
152,073
Food 1.7%
Alphabet Holding, FRN, 3M USD LIBOR + 7.75%, 7.865%, 9/26/25  3,460 3,469
Arterra Wines Canada, FRN, 1M USD LIBOR + 3.50%, 4.25%,
11/24/27  1,700 1,709
Atkins Nutritionals Holdings, FRN, 1M USD LIBOR + 3.75%, 4.75%,
7/7/24 (2) 9,100 9,157
Bellring Brands, FRN, 1M USD LIBOR + 5.00%, 6.00%, 10/21/24  6,967 7,024
Chobani, FRN, 1M USD LIBOR + 3.50%, 4.50%, 10/25/27 (2) 2,365 2,378
Froneri U.S., FRN, 1M USD LIBOR + 5.75%, 5.865%, 1/31/28  1,645 1,662
Shearer's Foods, FRN, 1M USD LIBOR + 4.00%, 4.75%, 9/23/27  3,042 3,055
Upfield USA, FRN, 3M USD LIBOR + 3.00%, 3.26%, 7/2/25 (2) 4,476 4,454
Woof Holdings, FRN, 1M USD LIBOR + 3.75%, 4.50%, 12/21/27  9,795 9,811
Woof Holdings, FRN, 1M USD LIBOR + 7.25%, 8.00%,
12/21/28 (2) 6,370 6,458
49,177
Gaming 3.0%
Caesars Resort Collection, FRN, 1M USD LIBOR + 4.50%, 4.615%,
7/21/25 (2) 17,175 17,216
Caesars Resort Collection, FRN, 3M USD LIBOR + 2.75%, 2.865%,
12/23/24  17,112 16,952
CCM Merger, FRN, 1M USD LIBOR + 3.75%, 4.50%, 11/4/25  4,920 4,941
CityCenter Holdings, FRN, 3M USD LIBOR + 2.25%, 3.00%,
4/18/24  11,265 11,165
Enterprise Development Authority, FRN, 1M USD LIBOR + 4.25%,
2/19/28 (2)(3) 6,800 6,834
Playtika Holding, FRN, 1M USD LIBOR + 6.00%, 7.00%, 12/10/24  5,245 5,269
Scientific Games International, FRN, 1M USD LIBOR + 2.75%,
2.865%, 8/14/24  18,590 18,281
Stars Group Holdings, FRN, 3M USD LIBOR + 3.50%, 3.754%,
7/10/25 (2) 5,062 5,079
85,737
Health Care 13.9%
ADMI, FRN, 1M USD LIBOR + 3.25%, 3.75%, 12/23/27 (2) 25,270 25,148
Albany Molecular Research, FRN, 1M USD LIBOR + 3.50%, 4.50%,
8/30/24  5,295 5,328
Aldevron, FRN, 1M USD LIBOR + 3.25%, 4.25%, 10/12/26  18,458 18,496
athenahealth, FRN, 1M USD LIBOR + 4.25%, 4.703%, 2/11/26  13,879 13,954
ATI Holdings Acquisition, FRN, 3M USD LIBOR + 3.50%, 4.50%,
5/10/23  12,007 11,992
Avantor Funding, FRN, 1M USD LIBOR + 2.25%, 3.25%,
11/21/24 (2) 6,080 6,090
Azalea Topco, FRN, 1M USD LIBOR + 3.50%, 3.711%, 7/24/26  14,813 14,794

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
Azalea Topco, FRN, 1M USD LIBOR + 4.00%, 4.75%, 7/24/26  3,485 3,494
Bausch Health Americas, FRN, 3M USD LIBOR + 2.75%, 2.865%,
11/27/25 (2) 13,164 13,154
Bausch Health Americas, FRN, 3M USD LIBOR + 3.00%, 3.115%,
6/2/25 (2) 11,302 11,312
CAB SELAS, FRN, 3M EURIBOR + 3.50%, 1/28/28 (EUR) (2) 2,770 3,339
Cano Health, FRN, 1M USD LIBOR + 4.75%, 5.50%, 11/23/27  7,585 7,590
Dental of Canada, FRN, 3M USD LIBOR + 7.50%, 8.50%,
6/8/26 (2) 12,106 12,045
Dentalcorp Health Services, FRN, 3M USD LIBOR + 3.75%, 4.75%,
6/6/25 (2) 10,624 10,541
Dino Grandparent, FRN, 1M USD LIBOR + 2.25%, 2.375%,
2/20/23 (3) 4,045 3,964
Envision Healthcare, FRN, 3M USD LIBOR + 3.75%, 3.865%,
10/10/25 (2) 13,506 11,588
Gainwell Acquisition, FRN, 1M USD LIBOR + 4.00%, 4.75%,
10/1/27 (2) 24,325 24,244
Heartland Dental, FRN, 3M USD LIBOR + 3.50%, 3.615%,
4/30/25 (2) 16,587 16,287
Heartland Dental, FRN, 3M USD LIBOR + 4.50%, 4.615%, 4/30/25  1,077 1,063
LifePoint Health, FRN, 1M USD LIBOR + 3.75%, 3.865%, 11/16/25  12,747 12,754
Loire Finco Luxembourg, FRN, 1M USD LIBOR + 3.00%, 3.115%,
1/24/27  15,773 15,596
Maravai Intermediate Holdings, FRN, 1M USD LIBOR + 4.25%,
5.25%, 10/19/27  13,521 13,605
MED ParentCo, FRN, 1M USD LIBOR + 4.25%, 4.365%, 8/31/26  2,582 2,545
MED ParentCo, FRN, 1M USD LIBOR + 8.25%, 8.365%, 8/30/27  4,395 4,357
National Mentor Holdings, FRN, 1M USD LIBOR + 3.75%,
2/17/28 (2) 13,380 13,353
National Mentor Holdings, FRN, 1M USD LIBOR + 7.25%,
2/17/29 (2) 1,830 1,839
National Mentor Holdings, FRN, 3M USD LIBOR + 4.25%, 4.411%,
3/9/26  2,039 2,036
Netsmart, FRN, 1M USD LIBOR + 4.00%, 4.75%, 10/1/27  5,725 5,736
Option Care Health, FRN, 1M USD LIBOR + 3.75%, 3.865%,
8/6/26  12,115 12,118
Ortho-Clinical Diagnostics, FRN, 3M USD LIBOR + 3.25%, 3.363%,
6/30/25  5,537 5,544
Pathway Vet Alliance, FRN, 1M USD LIBOR + 3.75%, 3.865%,
3/31/27 (2) 13,680 13,694
PetVet Care Centers, FRN, 1M USD LIBOR + 3.50%, 4.25%,
2/15/25 (2) 8,896 8,894
PetVet Care Centers, FRN, 3M USD LIBOR + 2.75%, 2.865%,
2/14/25 (2) 5,204 5,147
PetVet Care Centers, FRN, 3M USD LIBOR + 3.25%, 3.365%,
2/14/25 (2) 2,450 2,442

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
PetVet Care Centers, FRN, 3M USD LIBOR + 6.25%, 6.365%,
2/13/26  2,725 2,715
Phoenix Guarantor, FRN, 1M USD LIBOR + 3.25%, 3.361%, 3/5/26  3,282 3,268
Phoenix Guarantor, FRN, 1M USD LIBOR + 3.75%, 4.25%, 3/5/26  2,550 2,552
SAM Bidco, FRN, 1M USD LIBOR + 3.50%, 3.754%, 12/13/24  1,030 1,018
Select Medical, FRN, 3M USD LIBOR + 2.25%, 2.53%, 3/6/25  4,838 4,823
Sotera Health Holdings, FRN, 1M USD LIBOR + 2.75%, 3.25%,
12/11/26  3,110 3,107
Southern Veterinary Partners, FRN, 1M USD LIBOR + 4.00%,
10/5/27 (2) 1,445 1,450
Southern Veterinary Partners, FRN, 1M USD LIBOR + 7.75%,
8.75%, 10/5/28 (3) 1,410 1,417
Sunshine Luxembourg VII, FRN, 1M USD LIBOR + 4.00%, 5.00%,
10/1/26 (2) 3,959 3,972
Surgery Center Holdings, FRN, 1M USD LIBOR + 8.00%, 9.00%,
9/3/24  5,892 6,029
Surgery Center Holdings, FRN, 3M USD LIBOR + 3.25%, 4.25%,
9/3/24 (2) 10,357 10,312
U.S. Radiology Specialists, FRN, 1M USD LIBOR + 5.50%, 6.25%,
12/15/27 (2) 6,670 6,715
U.S. Renal Care, FRN, 3M USD LIBOR + 5.00%, 5.125%, 6/26/26  4,875 4,853
Verscend Holding, FRN, 1M USD LIBOR + 4.50%, 8/27/25 (2) 3,965 3,984
VetCor Professional Practices, FRN, 3M USD LIBOR + 3.00%,
3.198%, 7/2/25  4,265 4,218
Waystar Technologies, FRN, 1M USD LIBOR + 4.00%, 4.75%,
10/22/26 (3) 2,429 2,435
396,951
Information Technology 11.6%
Airbnb, FRN, 1M USD LIBOR + 7.50%, 8.50%, 4/17/25 (2) 5,800 6,278
Applied Systems, FRN, 3M USD LIBOR + 3.00%, 4.00%, 9/19/24  10,163 10,174
Applied Systems, FRN, 3M USD LIBOR + 7.00%, 8.00%, 9/19/25  13,025 13,103
Barracuda Networks, FRN, 1M USD LIBOR + 3.75%, 4.50%,
2/12/25  2,284 2,293
Barracuda Networks, FRN, 1M USD LIBOR + 5.75%, 7.50%,
10/30/28  2,770 2,819
Boxer Parent, FRN, 3M USD LIBOR + 3.75%, 3.981%, 10/2/25 (2) 4,550 4,549
CCC Information Services, FRN, 1M USD LIBOR + 3.00%, 4.00%,
4/29/24 (2) 13,144 13,162
CommerceHub, FRN, 1M USD LIBOR + 4.00%, 4.75%,
12/29/27 (2) 5,470 5,497
CommerceHub, FRN, 1M USD LIBOR + 7.00%, 7.75%, 12/29/28  3,805 3,891
Concorde, FRN, 3M EURIBOR + 4.00%, 2/18/28 (EUR) (2) 615 743
Conservice Midco, FRN, 1M USD LIBOR + 4.25%, 4.503%,
5/13/27  4,406 4,419
Cvent, FRN, 3M USD LIBOR + 3.75%, 3.90%, 11/29/24  9,848 9,481
Delta Topco, FRN, 1M USD LIBOR + 3.75%, 4.50%, 12/1/27  10,875 10,927
Delta Topco, FRN, 1M USD LIBOR + 7.25%, 8.00%, 12/1/28  5,065 5,179

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
ECI Macola, FRN, 1M USD LIBOR + 3.75%, 4.50%, 11/9/27 (2) 7,355 7,373
Epicor Software, FRN, 1M USD LIBOR + 3.25%, 4.00%,
7/30/27 (2) 27,180 27,308
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 8.75%, 7/31/28  6,875 7,159
EQT Box Merger Sub, FRN, 1M USD LIBOR + 3.25%, 2/26/28 (2)
(3) 1,610 1,606
Greeneden U.S. Holdings II, FRN, 1M USD LIBOR + 4.00%, 4.75%,
12/1/27 (2) 8,505 8,537
Hyland Software, FRN, 1M USD LIBOR + 3.50%, 4.25%, 7/1/24  6,309 6,329
Hyland Software, FRN, 3M USD LIBOR + 7.00%, 7.75%, 7/7/25  11,153 11,228
Infinite Bidco, FRN, 1M USD LIBOR + 3.75%, 3/2/29 (2)(3) 7,080 7,080
Infinite Bidco, FRN, 1M USD LIBOR + 7.00%, 3/2/28 (2)(3) 4,780 4,780
Knot Worldwide, FRN, 3M USD LIBOR + 4.50%, 4.711%, 12/19/25  1,719 1,699
LogMeIn, FRN, 1M USD LIBOR + 4.75%, 4.874%, 8/31/27 (2) 6,340 6,335
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 4.75%, 9/13/24 (2) 8,566 8,582
MH Sub I, FRN, 1M USD LIBOR + 6.25%, 2/12/29 (2) 18,586 18,749
MH Sub I, FRN, 3M USD LIBOR + 3.50%, 3.615%, 9/13/24  7,476 7,447
Mitchell International, FRN, 1M USD LIBOR + 4.25%, 4.75%,
11/29/24 (2) 5,185 5,203
Mitchell International, FRN, 3M USD LIBOR + 7.25%, 7.365%,
12/1/25  4,505 4,499
Planview Parent, FRN, 1M USD LIBOR + 4.00%, 4.75%,
12/17/27 (2) 6,605 6,622
RealPage, FRN, 1M USD LIBOR + 3.25%, 2/18/28 (2) 4,435 4,437
RealPage, FRN, 3M USD LIBOR + 0.00%, 2/17/29 (2)(3) 11,965 12,204
Redstone Buyer, FRN, 1M USD LIBOR + 5.00%, 6.00%, 9/1/27 (2) 5,327 5,389
Shutterfly, FRN, 1M USD LIBOR + 6.00%, 7.00%, 9/25/26 (2) 7,416 7,439
Shutterfly, FRN, 1M USD LIBOR + 6.50%, 7.50%, 9/25/26  5,754 5,759
Solera, FRN, 3M USD LIBOR + 2.75%, 2.865%, 3/3/23  25,395 25,355
Sophia, FRN, 1M USD LIBOR + 3.75%, 4.50%, 10/7/27  9,604 9,625
TIBCO Software, FRN, 1M USD LIBOR + 7.25%, 7.37%, 3/3/28  2,110 2,130
Uber Technologies, FRN, 1M USD LIBOR + 3.50%, 3.618%,
4/4/25 (2) 5,200 5,204
Uber Technologies, FRN, 3M USD LIBOR + 3.50%, 3.618%,
7/13/23  16,698 16,730
Veritas U.S., FRN, 1M USD LIBOR + 5.50%, 6.50%, 9/1/25  2,335 2,344
329,667
Lodging 0.4%
Aimbridge Acquisition, FRN, 1M USD LIBOR + 6.00%, 6.75%,
2/2/26  1,776 1,776
Aimbridge Acquisition, FRN, 3M USD LIBOR + 3.75%, 3.865%,
2/2/26  1,921 1,847
Awaze, FRN, 3M EURIBOR + 4.50%, 5/9/25 (EUR) (2) 2,100 2,521
Awaze, FRN, 3M EURIBOR + 8.00%, 5/9/26 (EUR) (2) 345 407
Casper Bidco Sasu, FRN, 3M EURIBOR + 3.88%, 7/31/26
(EUR) (2) 740 840

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
Four Seasons Hotels, FRN, 3M USD LIBOR + 2.00%, 2.115%,
11/30/23  3,545 3,535
Playa Resorts Holding, FRN, 3M USD LIBOR + 2.75%, 3.75%,
4/29/24  636 610
11,536
Manufacturing 4.3%
Apex Tool Group, FRN, 3M USD LIBOR + 5.25%, 6.50%, 8/1/24 (2) 18,744 18,715
CPI Holdco, FRN, 1M USD LIBOR + 4.00%, 4.115%, 11/4/26  26,548 26,631
Deliver Buyer, FRN, 1M USD LIBOR + 6.25%, 5/1/24 (2) 1,880 1,894
Deliver Buyer, FRN, 3M USD LIBOR + 5.00%, 5.254%, 5/1/24 (2) 2,645 2,641
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 3.00%,
4.00%, 7/19/24 (2) 1,084 1,082
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 4.25%,
5.25%, 7/19/24  9,975 9,959
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 7.25%,
8.25%, 7/18/25 (2) 10,989 11,002
Filtration Group, FRN, 1M USD LIBOR + 3.75%, 4.50%, 3/29/25 (2) 8,216 8,243
Filtration Group, FRN, 3M USD LIBOR + 3.00%, 3.115%, 3/31/25  18,458 18,339
LTI Holdings, FRN, 1M USD LIBOR + 4.75%, 4.865%, 7/24/26  1,517 1,510
LTI Holdings, FRN, 3M USD LIBOR + 3.50%, 3.615%, 9/6/25  786 770
LTI Holdings, FRN, 3M USD LIBOR + 6.75%, 6.865%, 9/6/26 (2) 3,905 3,856
Pro Mach Group, FRN, 1M USD LIBOR + 3.50%, 4.50%, 3/7/25  6,153 6,088
Pro Mach Group, FRN, 1M USD LIBOR + 3.50%, 4.50%, 3/7/25 (3) 2,036 2,117
SRAM, FRN, 3M USD LIBOR + 2.75%, 3.75%, 3/15/24  1,946 1,950
Thermon Holding, FRN, 3M USD LIBOR + 3.75%, 4.75%,
10/30/24 (3) 1,461 1,454
Welbilt, FRN, 3M USD LIBOR + 2.50%, 2.615%, 10/23/25  5,604 5,463
121,714
Metals & Mining 0.0%
TMS International, FRN, 1M USD LIBOR + 2.75%, 3.75%, 8/14/24  1,220 1,219
1,219
Miscellaneous 0.1%
Fastlane Parent, FRN, 1M USD LIBOR + 4.50%, 4.615%, 2/4/26  3,144 3,144
3,144
Other Telecommunications 0.4%
Cologix Holdings, FRN, 3M USD LIBOR + 3.00%, 4.00%, 3/20/24  4,685 4,674
Consolidated Communications, FRN, 1M USD LIBOR + 4.75%,
5.75%, 10/2/27  5,337 5,363
TierPoint, FRN, 3M USD LIBOR + 3.75%, 4.75%, 5/6/24 (2) 2,789 2,788
12,825
Real Estate Investment Trust Securities 0.3%
Claros Mortgage Trust, FRN, 1M USD LIBOR + 5.00%, 6.00%,
8/9/26 (3) 6,898 6,915
KREF Holdings X, FRN, 1M USD LIBOR + 4.75%, 5.75%, 9/1/27 (2)
(3) 2,775 2,782
9,697

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
Restaurants 2.2%
Flynn Restaurant Group, FRN, 3M USD LIBOR + 7.00%, 7.115%,
6/29/26  2,475 2,323
Golden Nugget, FRN, 1M USD LIBOR + 2.50%, 3.25%, 10/4/23  7,808 7,733
IRB Holding, FRN, 1M USD LIBOR + 3.25%, 4.25%, 12/15/27 (2) 22,425 22,502
K-MAC Holdings, FRN, 3M USD LIBOR + 3.00%, 3.115%, 3/14/25  4,306 4,281
K-MAC Holdings, FRN, 3M USD LIBOR + 6.75%, 6.865%,
3/16/26 (2) 7,040 6,996
Tacala Investment, FRN, 1M USD LIBOR + 3.75%, 4.50%, 2/5/27  4,761 4,750
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 8.25%, 2/4/28  9,120 9,088
Zaxby's Operating, FRN, 1M USD LIBOR + 3.75%, 4.50%,
12/28/27  3,805 3,827
61,500
Retail 1.8%
CNT Holdings I, FRN, 1M USD LIBOR + 3.75%, 4.50%, 11/8/27 (2) 13,885 13,939
CNT Holdings I, FRN, 1M USD LIBOR + 6.75%, 7.50%, 11/6/28  6,765 6,884
Harbor Freight Tools USA, FRN, 1M USD LIBOR + 3.25%, 4.00%,
10/19/27  5,528 5,550
Mattress Firm, FRN, 1M USD LIBOR + 5.25%, 6.25%, 11/26/27  3,270 3,323
Petco Health & Wellness, FRN, 1M USD LIBOR + 3.25%, 3/3/28 (2) 7,200 7,191
PetSmart, FRN, 1M USD LIBOR + 3.50%, 4.25%, 1/29/28  8,220 8,274
Rent-A-Center, FRN, 1M USD LIBOR + 4.00%, 2/4/28 (2)(3) 3,960 3,985
Winterfell Financing, FRN, 3M EURIBOR + 3.50%, 2/19/28
(EUR) (2) 1,650 1,982
51,128
Satellites 2.3%
Intelsat Jackson Holdings, 8.625%, 1/2/24  2,033 2,071
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 4.75%, 8.00%,
11/27/23 (2) 11,985 12,153
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 5.50%, 6.50%,
7/13/22  3,734 3,789
Intelsat Jackson Holdings, FRN, 3M USD LIBOR + 6.50%, 8.75%,
1/2/24  510 518
Iridium Satellite, FRN, 1M USD LIBOR + 2.75%, 3.75%, 11/4/26 (2) 28,335 28,467
Telesat, FRN, 1M USD LIBOR + 2.75%, 2.87%, 12/7/26  9,384 9,274
Xplornet Communications, FRN, 1M USD LIBOR + 4.75%, 4.865%,
6/10/27  8,605 8,644
64,916
Services 9.9%
Advantage Sales & Marketing, FRN, 1M USD LIBOR + 5.25%,
5.469%, 10/28/27  7,905 7,945
AlixPartners LLP, FRN, 1M USD LIBOR + 2.75%, 2/4/28 (2) 4,920 4,918
Ascend Learning, FRN, 1M USD LIBOR + 3.75%, 4.75%, 7/12/24  8,648 8,663
Ascend Learning, FRN, 3M USD LIBOR + 3.00%, 4.00%,
7/12/24 (2) 27,565 27,554

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
Camelot Finance, FRN, 1M USD LIBOR + 3.00%, 3.115%,
10/30/26  6,975 6,970
Camelot Finance, FRN, 1M USD LIBOR + 3.00%, 4.00%, 10/30/26  1,720 1,726
Dun & Bradstreet, FRN, 1M USD LIBOR + 3.25%, 3.365%,
2/6/26 (2) 9,703 9,715
EG America, FRN, 3M USD LIBOR + 4.00%, 4.254%, 2/7/25  13,136 13,075
EG America, FRN, 3M USD LIBOR + 8.00%, 9.00%, 4/20/26  5,579 5,487
GFL Environmental, FRN, 1M USD LIBOR + 3.00%, 3.50%, 5/30/25  8,356 8,391
Mermaid Bidco, FRN, 1M USD LIBOR + 4.25%, 5.00%, 12/22/27  2,890 2,899
Presidio Holdings, FRN, 1M USD LIBOR + 3.50%, 3.72%, 1/22/27  1,668 1,670
Prime Security Services Borrower, FRN, 1M USD LIBOR + 2.75%,
3.50%, 9/23/26  6,362 6,366
Project Boost Purchaser, FRN, 1M USD LIBOR + 3.50%, 3.615%,
6/1/26  2,597 2,587
Renaissance Holdings, FRN, 3M USD LIBOR + 3.25%, 3.365%,
5/30/25  2,720 2,691
Renaissance Holdings, FRN, 3M USD LIBOR + 7.00%, 7.115%,
5/29/26 (2) 6,560 6,540
Sabre GLBL, FRN, 1M USD LIBOR + 4.00%, 4.115%, 12/17/27 (2) 6,210 6,276
SCS Holdings I, FRN, 1M USD LIBOR + 3.50%, 3.615%, 7/1/26 (2) 2,860 2,861
Staples, FRN, 3M USD LIBOR + 5.00%, 5.205%, 4/16/26 (2) 16,299 15,965
Trugreen, FRN, 1M USD LIBOR + 4.00%, 4.75%, 11/2/27  1,310 1,318
Trugreen, FRN, 1M USD LIBOR + 8.50%, 9.25%, 11/2/28 (3) 2,380 2,457
UKG, FRN, 1M USD LIBOR + 3.25%, 4.00%, 5/4/26  43,195 43,441
UKG, FRN, 1M USD LIBOR + 6.75%, 7.50%, 5/3/27 (2) 43,780 45,148
VeriFone Systems, FRN, 3M USD LIBOR + 4.00%, 4.182%, 8/20/25  4,756 4,640
Verisure Holding, FRN, 3M EURIBOR + 3.50%, 1/14/28 (EUR) (2) 4,235 5,113
Vertical U.S. Newco, FRN, 1M USD LIBOR + 4.25%, 4.478%,
7/30/27 (2) 22,100 22,271
White Cap Buyer, FRN, 1M USD LIBOR + 4.00%, 4.50%,
10/19/27 (2) 9,389 9,421
WW International, FRN, 3M USD LIBOR + 4.75%, 5.50%, 11/29/24  6,695 6,693
282,801
Transportation 0.2%
Omnitracs, FRN, 1M USD LIBOR + 4.25%, 4.365%, 3/21/25  2,185 2,174
Omnitracs, FRN, 1M USD LIBOR + 8.00%, 8.115%, 9/29/28  2,740 2,754
4,928
Utilities 2.8%
Al Alpine U.S. Bidco, FRN, 1M USD LIBOR + 3.00%, 3.234%,
10/31/25  6,768 6,599
Array Technologies, FRN, 1M USD LIBOR + 4.00%, 5.00%,
10/14/27  9,838 9,858
Brookfield WEC Holdings, FRN, 1M USD LIBOR + 2.75%, 3.25%,
8/1/25  6,513 6,495
Eastern Power, FRN, 1M USD LIBOR + 3.75%, 4.75%, 10/2/25  5,914 5,595

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
Exgen Renewables IV, FRN, 1M USD LIBOR + 2.75%, 3.75%,
12/15/27  7,117 7,151
PG&E, FRN, 1M USD LIBOR + 3.00%, 3.50%, 6/23/25  32,196 32,287
Pike, FRN, 1M USD LIBOR + 3.00%, 3.12%, 1/21/28 (2) 7,725 7,723
Pike, FRN, 1M USD LIBOR + 3.97%, 4.10%, 7/24/26  4,057 4,062
79,770
Wireless Communications 3.8%
Asurion, FRN, 1M USD LIBOR + 3.00%, 3.115%, 11/3/23 (2) 6,056 6,043
Asurion, FRN, 1M USD LIBOR + 3.00%, 3.115%, 11/3/24  9,465 9,435
Asurion, FRN, 1M USD LIBOR + 3.25%, 3.363%, 7/31/27  20,275 20,199
Asurion, FRN, 1M USD LIBOR + 3.25%, 3.365%, 12/23/26 (2) 21,131 21,062
Asurion, FRN, 1M USD LIBOR + 5.25%, 5.365%, 1/31/28 (2) 32,314 33,193
CCI Buyer, FRN, 1M USD LIBOR + 4.00%, 4.75%, 12/17/27 (2) 17,095 17,213
107,145
Total Bank Loans (Cost $2,463,556) 2,501,784
CONVERTIBLE PREFERRED STOCKS 1.1%
Energy 0.4%
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17 -
2/10/21, Cost $12,950 (4)(5) 13 13,488
13,488
Energy Services 0.1%
NuStar Energy, VR, 10.75% (4)(6) 105 2,937
2,937
Health Care 0.3%
Avantor, Series A, 6.25%, 5/15/22  92 8,053
8,053
Insurance 0.1%
Alliant Services, Series A, Acquisition Date: 11/6/20, Cost
$2,093 (5)(7) 2 2,133
2,133
Utilities 0.2%
American Electric Power, 6.125%, 3/15/22  60 2,709
American Electric Power, 6.125%, 8/15/23  53 2,364
5,073
Total Convertible Preferred Stocks (Cost $28,310) 31,684

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
CORPORATE BONDS 7.8%
Aerospace & Defense 0.1%
TransDigm, 8.00%, 12/15/25 (6) 2,940 3,201
3,201
Airlines 0.9%
American Airlines, 11.75%, 7/15/25 (6) 10,740 12,781
Delta Air Lines, 4.75%, 10/20/28 (6) 3,505 3,881
Delta Air Lines, 7.00%, 5/1/25 (6) 2,175 2,528
Hawaiian Brand Intellectual Property, 5.75%, 1/20/26 (6) 2,095 2,202
Mileage Plus Holdings, 6.50%, 6/20/27 (6) 2,615 2,844
24,236
Automotive 0.4%
Adient U.S., 9.00%, 4/15/25 (6) 970 1,077
Clarios Global, 6.25%, 5/15/26 (6) 2,950 3,142
Tenneco, 7.875%, 1/15/29 (6) 2,780 3,110
Tenneco, FRN, 3M EURIBOR + 4.875%, 4.875%, 4/15/24 (EUR)  1,000 1,208
Tesla, 5.30%, 8/15/25 (6) 3,770 3,916
12,453
Banking 0.3%
Citizens Bank, FRN, 3M USD LIBOR + 0.72%, 0.918%, 2/14/22  2,285 2,295
Goldman Sachs Group, FRN, 3M USD LIBOR + 0.78%, 0.992%,
10/31/22  3,035 3,047
JPMorgan Chase &, FRN, 3M USD LIBOR + 1.00%, 1.241%,
1/15/23  2,085 2,101
7,443
Beverages 0.1%
Anheuser-Busch InBev Worldwide, FRN, 3M USD LIBOR + 0.74%,
0.964%, 1/12/24  3,260 3,293
3,293
Broadcasting 0.4%
Diamond Sports Group, 5.375%, 8/15/26 (6) 5,980 4,246
iHeartCommunications, 6.375%, 5/1/26  45 48
Townsquare Media, 6.875%, 2/1/26 (6) 1,870 1,954
Univision Communications, 9.50%, 5/1/25 (6) 2,920 3,168
Urban One, 7.375%, 2/1/28 (6) 1,560 1,572
10,988
Building & Real Estate 0.2%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (6) 3,645 3,946
Realogy Group, 7.625%, 6/15/25 (6) 1,010 1,099
5,045
Cable Operators 0.5%
Altice France, 8.125%, 2/1/27 (6) 2,040 2,224
Altice France Holding, 10.50%, 5/15/27 (6) 5,685 6,367

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
Charter Communications Operating, FRN, 3M USD LIBOR +
1.65%, 1.855%, 2/1/24  4,060 4,173
12,764
Consumer Products 0.4%
Life Time, 5.75%, 1/15/26 (6) 10,840 11,003
11,003
Container 0.0%
Trivium Packaging Finance, FRN, 3M EURIBOR + 3.75%, 3.75%,
8/15/26 (EUR) (6) 380 457
457
Drugs 0.2%
AbbVie, FRN, 3M USD LIBOR + 0.65%, 0.832%, 11/21/22  3,000 3,023
Bristol-Myers Squibb, FRN, 3M USD LIBOR + 0.38%, 0.574%,
5/16/22  3,935 3,949
6,972
Energy 0.7%
CITGO Petroleum, 7.00%, 6/15/25 (6) 3,725 3,828
Comstock Resources, 9.75%, 8/15/26  3,950 4,315
NGL Energy Operating, 7.50%, 2/1/26 (6) 7,330 7,550
NGL Energy Partners, 7.50%, 11/1/23  3,239 3,101
Tallgrass Energy Partners, 7.50%, 10/1/25 (6) 1,980 2,099
20,893
Entertainment & Leisure 0.3%
Carnival, 9.875%, 8/1/27 (6) 3,620 4,145
Cedar Fair, 5.50%, 5/1/25 (6) 185 193
Royal Caribbean Cruises, 11.50%, 6/1/25 (6) 2,575 3,016
7,354
Financial 0.7%
Acrisure, 7.00%, 11/15/25 (6) 2,115 2,173
Acrisure, 10.125%, 8/1/26 (6) 3,910 4,511
Advisor Group Holdings, 10.75%, 8/1/27 (6) 2,520 2,816
AssuredPartners, 7.00%, 8/15/25 (6) 2,200 2,261
GTCR AP Finance, 8.00%, 5/15/27 (6) 2,935 3,133
HUB International, 7.00%, 5/1/26 (6) 4,750 4,946
19,840
Food Processing 0.1%
General Mills, FRN, 3M USD LIBOR + 1.01%, 1.233%, 10/17/23  2,105 2,140
2,140
Health Care 0.2%
Becton Dickinson & Company, FRN, 3M USD LIBOR + 1.03%,
1.255%, 6/6/22  2,130 2,148
Synlab Bondco, FRN, 3M EURIBOR + 4.75%, 4.75%, 7/1/25
(EUR) (6) 1,155 1,415
Tenet Healthcare, 7.50%, 4/1/25 (6) 2,255 2,455
6,018

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
Information Technology 0.9%
Boxer Parent, 7.125%, 10/2/25 (6) 2,020 2,189
Boxer Parent, 9.125%, 3/1/26 (6) 2,325 2,473
Expedia Group, 6.25%, 5/1/25 (6) 2,890 3,388
Expedia Group, 7.00%, 5/1/25 (6) 3,575 3,959
Photo Holdings Merger Sub, 8.50%, 10/1/26 (6) 7,225 7,767
Solera, 10.50%, 3/1/24 (6) 2,485 2,572
Veritas U.S., 7.50%, 9/1/25 (6) 2,925 3,028
25,376
Lodging 0.1%
Hilton Domestic Operating, 5.375%, 5/1/25 (6) 2,005 2,103
Marriott International, 5.75%, 5/1/25  635 731
2,834
Metals & Mining 0.1%
Big River Steel, 6.625%, 1/31/29 (6) 3,680 3,956
3,956
Restaurants 0.0%
Yum! Brands, 7.75%, 4/1/25 (6) 965 1,060
1,060
Retail 0.3%
CVS Health, FRN, 3M USD LIBOR + 0.72%, 0.95%, 3/9/21  2,495 2,495
L Brands, 6.875%, 7/1/25 (6) 6,505 7,115
9,610
Satellites 0.2%
Intelsat Jackson Holdings, 9.50%, 9/30/22 (6) 3,714 4,392
4,392
Services 0.7%
Adtalem Global Education, 5.50%, 3/1/28 (6) 5,560 5,532
Allied Universal Holdco, 6.625%, 7/15/26 (6) 2,035 2,147
Allied Universal Holdco, 9.75%, 7/15/27 (6) 3,480 3,828
eG Global Finance, 8.50%, 10/30/25 (6) 568 601
Presidio Holdings, 8.25%, 2/1/28 (6) 520 575
Sabre GLBL, 9.25%, 4/15/25 (6) 3,490 4,149
Staples, 7.50%, 4/15/26 (6) 4,140 4,181
21,013
Total Corporate Bonds (Cost $213,955) 222,341
EQUITY MUTUAL FUNDS 0.2%
SPDR Blackstone / GSO Senior Loan ETF  118 5,437
Total Equity Mutual Funds (Cost $5,359) 5,437

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 9.9%
Money Market Funds 9.9%
T. Rowe Price Government Reserve Fund, 0.05% (8)(9) 283,636 283,636
Total Short-Term Investments (Cost $283,636) 283,636
Total Investments in Securities 106.8%
(Cost $2,994,816) $ 3,044,882
Other Assets Less Liabilities (6.8)% (193,665)
Net Assets 100.0% $ 2,851,217
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of February 28, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Perpetual security with no stated maturity date.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $15,621 and represents 0.5% of net assets.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $187,211 and represents 6.6% of net assets.
(7) Non-income producing
(8) Seven-day yield
(9) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
USD U.S. Dollar

T. ROWE PRICE Floating Rate Fund

. .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . .
. . .
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: American Airlines Group, Caa1*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/21 * 540 (5) (35) 30
Barclays Bank, Protection Sold (Relevant
Credit: Tesla, B3*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/21 * 2,100 7 (8) 15
Goldman Sachs, Protection Sold (Relevant
Credit: United Airlines Holdings, Ba3*),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/21 * 2,000 44 (30) 74
JPMorgan Chase, Protection Sold
(Relevant Credit: American Airlines Group,
Caa1*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/21 * 1,455 (13) (82) 69
Total Bilateral Credit Default Swaps, Protection Sold (155) 188
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index At Maturity,
Pay Variable 0.239% (3M USD LIBOR)
Quarterly, 3/20/21 5,870 73 — 73
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index At Maturity,
Pay Variable 0.239% (3M USD LIBOR)
Quarterly, 6/20/21 5,870 97 — 97

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index At Maturity,
Pay Variable 0.239% (3M USD LIBOR)
Quarterly, 9/20/21 5,870 50 — 50
Total Bilateral Total Return Swaps — 220
Total Bilateral Swaps (155) 408
* Credit ratings as of February 28, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 5/21/21 USD 8,113 EUR 6,679 $ 39
UBS Investment Bank 5/21/21 USD 16,063 EUR 13,259 34
Net unrealized gain (loss) on open forward
currency exchange contracts $ 73

T. ROWE PRICE Floating Rate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ 129+
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
05/31/20
Purchase
Cost
Sales
Cost
Value
02/28/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 164,610  ¤  ¤ $ 283,636^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $129 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $283,636.

T. ROWE PRICE Floating Rate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Floating Rate Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Floating Rate Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE Floating Rate Fund

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Floating Rate Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at February 28, 2021, totaled $1,886,000 for the period ended
February 28, 2021. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
F194-054Q3 02/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 222,341 $ — $ 222,341
Bank Loans — 2,416,389 85,395 2,501,784
Convertible Preferred Stocks — 31,684 — 31,684
Equity Mutual Funds 5,437 — — 5,437
Short-Term Investments 283,636 — — 283,636
Total Securities 289,073 2,670,414 85,395 3,044,882
Swaps — 271 — 271
Forward Currency Exchange
Contracts — 73 — 73
Total $ 289,073 $ 2,670,758 $ 85,395 $ 3,045,226
Liabilities
Swaps $ — $ 18 $ — $ 18
1
Includes Corporate Bonds.
($000s)
Beginning
Balance
6/1/20
Gain (Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
2/28/21
Investment in
Securities
Bank Loans $ 80,716 $ 2,905 $ 79,943 $ (46,792) $ 2,456 $ (33,833) $ 85,395